Interest Rate Swaps	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swaps
Interest Rate Swaps
The Company entered into interest rate swap contracts in order to mitigate its interest rate risk on related financial instruments. The Company does not enter into derivative or interest rate contracts for speculative purposes; however, the Company’s derivatives may not qualify for hedge accounting treatment.

Interest Rate Swap Not Designated as Hedging Instrument

On March 24, 2010, as required by the terms of the Mahrt Loan, the Company entered into an interest rate swap agreement with Rabobank Group (“Rabobank”) to hedge its exposure to changing interest rates on a portion of the Mahrt Loan (the “Rabobank Interest Rate Swap”). The Rabobank Interest Rate Swap is effective from September 30, 2010 to March 28, 2013. Under the terms of the Rabobank Interest Rate Swap, the Company pays interest at a fixed rate of 2.085% per annum and receives variable LIBOR-based interest payments from Rabobank based on the following schedule:

Start Date	End Date	Notional Amount
September 30, 2010	December 30, 2010	$52,500,000
December 30, 2010	March 30, 2011	$49,500,000
March 30, 2011	June 30, 2011	$46,500,000
June 30, 2011	September 30, 2011	$43,500,000
September 30, 2011	December 30, 2011	$67,500,000
December 30, 2011	March 30, 2012	$62,500,000
March 30, 2012	June 29, 2012	$57,500,000
June 29, 2012	September 28, 2012	$50,000,000
September 28, 2012	December 31, 2012	$37,500,000
December 31, 2012	March 28, 2013	$28,500,000
The detail of loss on the RaboBank Interest Rate Swap, which is recorded as loss on interest rate swaps in the accompanying consolidated statements of operations, is provided below for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
Noncash gain (loss) on Rabobank Interest Rate Swap	$847,743	$531,512	$2,271,093
Net payments on Rabobank Interest Rate Swap	(971,259)	(971,009)	(4,065,220)
Loss on Rabobank Interest Rate Swap	$(123,516)	$(439,497)	$(1,794,127)

The Company entered into an interest rate swap agreement with Wachovia Bank, N.A., to hedge its exposure to the senior loan’s variable interest rate (the “Wachovia Interest Rate Swap”). The Wachovia Interest Rate Swap was effective on October 16, 2007 and matured on September 30, 2010. Under the terms of the Wachovia Interest Rate Swap, from October 25, 2008 through September 30, 2010, the Company paid interest at a fixed rate of 4.905% per annum and received LIBOR-based interest payments based on $106.0 million. The detail of loss on the Wachovia Interest Rate Swap, which is recorded as loss on interest rate swaps in the accompanying consolidated statements of operations, is provided below for the year ended December 31, 2010:

2010
Noncash gain on Wachovia Interest Rate Swap	$3,680,341
Net payments on Wachovia Interest Rate Swap	(3,720,244)
Loss on Wachovia Interest Rate Swap	$(39,903)

On January 23, 2009, the Company entered into an interest rate swap agreement with CoBank to hedge its exposure to changing interest rates on $75.0 million of the senior loan (the “CoBank Interest Rate Swap”). The CoBank Interest Rate Swap was effective between February 24, 2009 and February 24, 2010. Under the terms of the CoBank Interest Rate Swap, the Company paid interest at a fixed rate of 1.14% per annum and received LIBOR-based interest payments from CoBank on a notional amount of $75.0 million. The detail of loss on the CoBank Interest Rate Swap, which is recorded as loss on interest rate swaps in the accompanying consolidated statements of operations, is provided below for the year ended December 31, 2010:

2010
Noncash gain on CoBank Interest Rate Swap	$98,940
Net payments on CoBank Interest Rate Swap	(102,242)
Loss on CoBank Interest Rate Swap	$(3,302)

Interest Rate Swap Designated as Hedging Instrument

As required by the terms of the CoBank Loan, on October 23, 2012, the Company entered into an interest rate swap agreement with Rabobank to hedge its exposure to changing interest rates on $80.0 million of the CoBank Loan that is subject to a variable interest rate (the “Rabobank Forward Swap”). The Rabobank Forward Swap has an effective date of March 28, 2013 and matures on September 30, 2017. Under the terms of the Rabobank Forward Swap, the Company will pay interest at a fixed rate of 0.91% per annum to Rabobank and will receive one-month LIBOR-based interest payments from Rabobank. The Rabobank Forward Swap qualifies for hedge accounting treatment. At December 31, 2012, the Company recognized the change in fair value of the Rabobank Forward Swap of approximately $0.7 million as other comprehensive loss. During 2012, there was no hedge ineffectiveness on the Rabobank Forward Swap required to be recognized in earnings. No amounts were paid or received on the Rabobank Forward Swap during the year ended December 31, 2012.